Note 7 Residual maturities by contractual periods (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
On demand [Member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	€ 11,125	€ 10,353	€ 9,227
On demand [Member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0
On demand [Member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	3
On demand [Member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0
On demand [Member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	99
On demand [Member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	1
On demand [Member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	0	0	0
On demand [Member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	2,600	2,092	2,176
On demand [Member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	6,950	8,507	7,392
On demand [Member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	318,252	304,096	302,667
On demand [Member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	0	0	0
On demand [Member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	0	0	0
Not later than one month [member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	38,087	61,678	66,497
Not later than one month [member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	5,246	4,676	3,870
Not later than one month [member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	2,677	1,288	2,199
Not later than one month [member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	34,310	42,407	31,049
Not later than one month [member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	34,605	28,644	24,622
Not later than one month [member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	2,861	2,167	4,031
Not later than one month [member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	2,484	1,187	1,841
Not later than one month [member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	6,070	3,669	7,885
Not later than one month [member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	9,247	5,526	5,760
Not later than one month [member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	50,789	44,745	38,951
Not later than one month [member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	74,614	86,908	51,638
Not later than one month [member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	(388)	(21)	(253)
Later than one month and not later than three months [member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0
Later than one month and not later than three months [member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	541	393	319
Later than one month and not later than three months [member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	1,642	1,261	1,012
Later than one month and not later than three months [member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	10,594	21,683	5,743
Later than one month and not later than three months [member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	38,547	30,850	32,009
Later than one month and not later than three months [member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	2,741	6,011	4,107
Later than one month and not later than three months [member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	4,816	3,889	4,434
Later than one month and not later than three months [member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	476	1,076	628
Later than one month and not later than three months [member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	2,466	2,806	1,465
Later than one month and not later than three months [member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	23,758	16,225	18,542
Later than one month and not later than three months [member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	14,093	30,028	14,543
Later than one month and not later than three months [member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	(73)	(30)	24
Later than three months and not later than six months [member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0
Later than three months and not later than six months [member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	1,165	543	433
Later than three months and not later than six months [member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	970	1,049	746
Later than three months and not later than six months [member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	5,025	6,890	3,368
Later than three months and not later than six months [member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	29,770	28,239	25,622
Later than three months and not later than six months [member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	6,084	2,633	8,200
Later than three months and not later than six months [member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	5,536	8,518	1,050
Later than three months and not later than six months [member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	644	715	806
Later than three months and not later than six months [member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	1,584	1,036	464
Later than three months and not later than six months [member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	11,580	11,855	6,776
Later than three months and not later than six months [member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	5,452	6,107	17,736
Later than three months and not later than six months [member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	(142)	6	(1,010)
Later than six months and not later than nine months [Member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0
Later than six months and not later than nine months [Member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	647	594	434
Later than six months and not later than nine months [Member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	929	385	516
Later than six months and not later than nine months [Member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	1,911	3,398	1,432
Later than six months and not later than nine months [Member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	16,928	16,434	14,827
Later than six months and not later than nine months [Member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	2,531	2,578	4,305
Later than six months and not later than nine months [Member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	3,347	4,935	3,148
Later than six months and not later than nine months [Member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	130	119	56
Later than six months and not later than nine months [Member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	922	834	379
Later than six months and not later than nine months [Member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	3,888	3,905	2,575
Later than six months and not later than nine months [Member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	2,355	2,274	866
Later than six months and not later than nine months [Member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	70	(62)	(23)
Later than nine months and not later than one year [Member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0
Later than nine months and not later than one year [Member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	918	602	468
Later than nine months and not later than one year [Member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	1,130	649	344
Later than nine months and not later than one year [Member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	3,138	2,596	1,127
Later than nine months and not later than one year [Member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	19,715	19,029	16,766
Later than nine months and not later than one year [Member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	5,922	11,950	4,746
Later than nine months and not later than one year [Member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	3,685	4,225	2,017
Later than nine months and not later than one year [Member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	732	605	694
Later than nine months and not later than one year [Member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	503	841	758
Later than nine months and not later than one year [Member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	4,329	5,500	2,870
Later than nine months and not later than one year [Member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	4,157	1,821	1,503
Later than nine months and not later than one year [Member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	142	(267)	175
Later than one year and not later than two years [member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0
Later than one year and not later than two years [member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	861	602	242
Later than one year and not later than two years [member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	1,577	2,019	971
Later than one year and not later than two years [member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	5,782	3,319	4,582
Later than one year and not later than two years [member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	44,537	41,267	41,049
Later than one year and not later than two years [member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	20,625	15,266	18,417
Later than one year and not later than two years [member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	8,517	10,296	6,318
Later than one year and not later than two years [member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	558	795	648
Later than one year and not later than two years [member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	1,256	1,033	700
Later than one year and not later than two years [member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	2,055	1,753	1,476
Later than one year and not later than two years [member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	2,223	2,630	8,136
Later than one year and not later than two years [member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	549	69	40
Later than two years and not later than three years [member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0
Later than two years and not later than three years [member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	351	136	183
Later than two years and not later than three years [member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	1,526	965	816
Later than two years and not later than three years [member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	3,675	3,817	1,354
Later than two years and not later than three years [member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	34,618	32,769	32,510
Later than two years and not later than three years [member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	20,053	14,016	8,744
Later than two years and not later than three years [member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	11,386	7,990	9,423
Later than two years and not later than three years [member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	242	46	211
Later than two years and not later than three years [member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	477	618	293
Later than two years and not later than three years [member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	569	1,029	1,276
Later than two years and not later than three years [member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	366	1,111	1,524
Later than two years and not later than three years [member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	(122)	45	(153)
Later than three years and not later than five years [member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0
Later than three years and not later than five years [member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	33	24	6
Later than three years and not later than five years [member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	1,369	974	551
Later than three years and not later than five years [member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	3,008	2,133	2,400
Later than three years and not later than five years [member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	51,469	45,116	43,828
Later than three years and not later than five years [member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	21,972	29,245	23,307
Later than three years and not later than five years [member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	7,530	11,175	13,282
Later than three years and not later than five years [member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	570	198	396
Later than three years and not later than five years [member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	433	695	594
Later than three years and not later than five years [member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	834	758	798
Later than three years and not later than five years [member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	1,454	2,060	3,493
Later than three years and not later than five years [member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	5	(135)	(466)
Later than five years [member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0
Later than five years [member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	41	102	83
Later than five years [member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	681	1,291	830
Later than five years [member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	122	139	289
Later than five years [member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	105,649	104,086	96,201
Later than five years [member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	44,850	34,558	31,480
Later than five years [member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	28,306	22,424	18,145
Later than five years [member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	743	695	399
Later than five years [member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	742	638	727
Later than five years [member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	787	1,092	273
Later than five years [member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	445	677	575
Later than five years [member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	(87)	(2,616)	(3,717)
Total [Member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	49,212	72,031	75,724
Total [Member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	9,805	7,672	6,040
Total [Member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	12,502	9,882	7,988
Total [Member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	67,565	86,382	51,343
Total [Member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	375,837	346,433	327,534
Total [Member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	127,640	118,424	107,338
Total [Member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	75,608	74,639	59,658
Total [Member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	12,765	10,011	13,899
Total [Member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	24,581	22,535	18,532
Total [Member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	416,841	390,959	376,203
Total [Member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	105,159	133,615	100,013
Total [Member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	€ (46)	€ (3,009)	€ (5,383)